Consolidated Statements of Comprehensive Loss (Parentheticals) - $ / shares	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Profit or loss [abstract]
Diluted Loss per Common Share	$ (0.09)	$ (0.12)